Commitments for Expenditure - Schedule of Operating Lease Commitment (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating		$ 263,565
Less than one year [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating		126,148
Between one and five years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Lease commitments - operating		$ 137,417